Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
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Schedule of Effect of Adoption of IFRS 16 on Consolidated Financial Statements
The following table shows the effect of the adoption of IFRS 16 on the Group’s consolidated financial statements.

(In millions)
Effect of adoption of IFRS 16 on consolidated statement of financial position
Assets:
Property, plant and equipment	¥380,632
Intangible assets	11,755
Other assets	(3,790)

Total assets	¥388,597

Liabilities:
Borrowings	388,612
Other liabilities	(15)

Total liabilities	¥388,597

Total equity	—

Total equity and liabilities	¥388,597

Schedule of Reconciliation of Operating Lease Commitments Under IAS 17 to Lease Liabilities Under IFRS 16
The following table reconciles the operating lease commitments disclosed in the Group’s consolidated financial statements under IAS 17 at March 31, 2019 to the lease liabilities recognized under IFRS 16 at April 1, 2019.

(In millions)
Operating lease commitments at March 31, 2019	¥320,331

Adjustments as a result of a different treatment of extension and termination options	82,550
Discounted at a weighted average rate of 0.55% at April 1, 2019	(14,269)

Lease liabilities due to the adoption of IFRS 16, recognized at April 1, 2019	388,612
Lease liabilities from finance leases at March 31, 2019	30,379

Total lease liabilities recognized at April 1, 2019	¥418,991